Securities, Scheduled Maturities of Available for Sale Securities (Details) (USD $)	Dec. 31, 2014
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due in one year or less	$ 1,552,635
Due after one year through five years	2,810,353
Due after five years through ten years	5,846
Due after ten years	9,393
Total	4,378,227
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Due in one year or less	1,586,427
Due after one year through five years	2,761,699
Due after five years through ten years	5,998
Due after ten years	9,681
Total	$ 4,363,805